CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
CONTRACT LIABILITIES

12	CONTRACT LIABILITIES

	2023	2022
	USD	USD
Contract liabilities	775,183	815,455

Contract liabilities relates to advances collected from customers but goods have yet delivered. These will be recognized as revenue once the control of the goods has been transferred to customers. Management expects that all the unsatisfied performance obligation as at the end of the reporting period may be recognized as revenue within twelve months from balance sheet date.